Segment disclosure	12 Months Ended
Dec. 31, 2022
Segment disclosure

27.	Segment disclosure

The Company operates in one industry segment of digital media and entertainment. The majority of the Company’s assets are located in Canada and the United States of America (“USA”). The Company sells into three major geographic centers: USA, Canada and other foreign countries. The Company has determined that it has a single reportable segment as the Company’s decision makers reviews information on a consolidated basis.

Revenues by pillar for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021

Media and content	$180,765,848	$152,444,727
Esports and entertainment	7,534,936	5,483,444
Subscription	14,535,137	9,436,115
	$202,835,921	$167,364,286

Revenues, in Canadian dollars, in each of these geographic location for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021

Canada	$4,314,454	$2,501,988
USA	174,674,636	147,761,804
England and Wales	9,810,393	6,001,954
All other countries	14,036,438	11,098,540
	$202,835,921	$167,364,286

The non-current assets, in Canadian dollars, in each of the geographic locations as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021

Canada	$153,899,948	$169,761,447
USA	130,543,027	153,549,460
France	3,364,854	3,453,744
England and Wales	5,786,062	1,752,444
	$293,593,891	$328,517,095